Finance income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance income.
Interest income	$ 112,862	$ 125,176	$ 545,733
Dividend income	141,030	1,273	42,878
Finance income	$ 253,892	$ 126,449	$ 588,611